Share-based payments - Fair value of options granted (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expense recognised	£ 23,189,000	£ 111,996,000	£ 96,000
2021 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average share price at date of grant	£ 7.77
Expected volatility (%)	84.30%
Risk-free interest rate (%)	4.09%
Weighted average remaining contractual life of outstanding share options	3 years 2 months 12 days	0 years
Expense recognised	£ 14,248,000	£ 0
Enterprise management incentive scheme (EMI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value per option of options granted	£ 0.52	£ 31.97
Average share price at date of grant	£ 5.07	£ 492.42
Expected volatility (%)	50.00%	50.00%
Vesting period in years	2 years 9 months	4 years
Risk-free interest rate (%)	1.25%	0.28%
Weighted average remaining contractual life of outstanding share options	2 years 1 month 20 days	1 year 1 month 13 days
Expense recognised	£ 7,858,000	£ 156,000